General - Noncontrolling interests (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Woori bank
Disclosure of subsidiaries [line items]
Accumulated non-controlling interests at the end of the reporting period	[1]	₩ 1,645,947	₩ 1,546,447
Net income attributable to non-controlling interests	[2]	76,249	95,637	₩ 113,995
Dividends to non-controlling interests	[2]	76,249	95,637	113,995
Woori Investment Securities Co., Ltd.
Disclosure of subsidiaries [line items]
Accumulated non-controlling interests at the end of the reporting period	[3]	5,571	0
Net income attributable to non-controlling interests		(16)	5,687	38,319
Dividends to non-controlling interests		0	8,302	7,219
Woori Asset Trust Co., Ltd.
Disclosure of subsidiaries [line items]
Accumulated non-controlling interests at the end of the reporting period	[4]	1,901	12,517
Net income attributable to non-controlling interests		276	5,720	18,074
Dividends to non-controlling interests		0	365	365
Woori Asset Management Corp.
Disclosure of subsidiaries [line items]
Accumulated non-controlling interests at the end of the reporting period	[5]	0	35,638
Net income attributable to non-controlling interests		530	1,603	290
PT Bank Woori Saudara Indonesia 1906 Tbk
Disclosure of subsidiaries [line items]
Accumulated non-controlling interests at the end of the reporting period		104,023	103,176
Net income attributable to non-controlling interests		6,764	9,521	10,806
Dividends to non-controlling interests		3,450	2,802	2,330
Wealth Development Bank
Disclosure of subsidiaries [line items]
Accumulated non-controlling interests at the end of the reporting period		23,975	21,142
Net income attributable to non-controlling interests		764	(68)	401
Woori Venture Partners Co., Ltd.
Disclosure of subsidiaries [line items]
Net income attributable to non-controlling interests		0	1,391	0
PT Woori Finance Indonesia Tbk
Disclosure of subsidiaries [line items]
Accumulated non-controlling interests at the end of the reporting period		16,179	13,631
Net income attributable to non-controlling interests		872	1,067	379
Dividends to non-controlling interests		343	138	0
Others
Disclosure of subsidiaries [line items]
Dividends to non-controlling interests		₩ 37	₩ 40	₩ 0

[1]	Hybrid securities issued by Woori Bank
[2]	Distribution of the hybrid securities issued by Woori Bank
[3]	The non-controlling interests were recognized in accordance with merger with Korea Foss Securities Co., Ltd. during the year ended December 31, 2024.
[4]	The non-controlling interests decreased in accordance with paid-in capital increase and stock retirement and additional acquisition of minority interests during the year ended December 31, 2024.
[5]	The Group made the subsidiary a wholly-owned subsidiary through the merger with Woori Global Asset Management Co., Ltd. and acquisition of shares of Yuanta Securities Korea Co., Ltd. during the year period ended December 31, 2024.